BUSINESS COMBINATIONS - Schedule of Goodwill Reconciliation (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Apr. 25, 2025	Dec. 31, 2023
Reconciliation of changes in goodwill [abstract]
Balance at beginning of year		$ 1,483,443	$ 1,105,072
Additions related to new acquisitions		50,302	438,252
Translation		62,778	(59,959)
Measurement period adjustment		5,000	78
Balance at end of year		1,601,523	1,483,443
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	[1]	32,931	278,173		$ 253,691
Intangible assets		345,951	378,024
Customer relationships and contracts
Disclosure of detailed information about business combination [line items]
Intangible assets		196,706	216,707
Cost
Disclosure of detailed information about business combination [line items]
Intangible assets		725,825	645,512	$ 14,744	477,656
Cost | Customer relationships and contracts
Disclosure of detailed information about business combination [line items]
Intangible assets		$ 327,715	$ 299,969	13,411	$ 210,080
Omni.Pro
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value				$ 63,057

[1]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries net of cash acquired (note 26)